As filed with the SEC on December 1, 2005.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2005 – September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

TRANSAMERICA INCOME SHARES, INC.

Semi-Annual Report

September 30, 2005

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (10.8%)
U.S. Treasury Bond 5.38%, due 02/15/2031†	$3,308	$3,706
U.S. Treasury Note 1.88%, due 12/31/2005†	3,000	2,987
4.00%, due 04/15/2010	4,000	3,964
4.00%, due 02/15/2015†	3,000	2,920
4.13%, due 05/15/2015†	2,000	1,966
Total U.S. Government Obligations (cost: $15,712)		15,543
CORPORATE DEBT SECURITIES (81.9%)
Aerospace (1.9%)
Boeing Co. (The) 8.75%, due 08/15/2021	2,000	2,723
Agriculture (1.8%)
Dole Food Co., Inc. 8.63%, due 05/01/2009	1,000	1,045
Michael Foods, Inc. 8.00%, due 11/15/2013	1,500	1,532
Amusement & Recreation Services (1.4%)
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	2,000	2,052
Asset-Backed (1.7%)
MBNA Credit Card Master Note Trust, Series 2003-A6 Cl A6 2.75%, due 10/15/2010	2,600	2,486
Automotive (2.2%)
DaimlerChrysler NA Holding Corp. 8.50%, due 01/18/2031	2,675	3,239

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Beverages (2.5%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	$3,000	$3,562
Business Credit Institutions (3.8%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	4,900	5,442
Chemicals & Allied Products (5.8%)
Cytec Industries Inc. 6.00%, due 10/01/2015	2,500	2,491
ICI Wilmington, Inc. 4.38%, due 12/01/2008	3,400	3,343
Lubrizol Corp. 5.50%, due 10/01/2014	2,500	2,509
Commercial Banks (2.6%)
Barclays Bank PLC 6.28%, due 12/15/2034(a)	1,500	1,478
HSBC Capital Funding LP - 144A(b) 10.18%, due 12/31/2049	1,500	2,324
Communication (6.5%)
Comcast Corp. 4.95%, due 06/15/2016	2,000	1,915
COX Communications, Inc. 6.75%, due 03/15/2011	1,444	1,541
Echostar DBS Corp. 6.38%, due 10/01/2011	1,000	991
News America Holdings† 9.25%, due 02/01/2013	3,985	4,922
Department Stores (1.8%)
JC Penney Co., Inc. 6.88%, due 10/15/2015	1,000	1,074
Neiman-Marcus Group, Inc. - 144A 9.00%, due 10/15/2015	1,500	1,504

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Electric Services (10.2%)
AES Gener SA 7.50%, due 03/25/2014	$3,000	$3,051
Dominion Resources, Inc. 3.66%, due 11/15/2006	3,350	3,315
DPL, Inc. 8.25%, due 03/01/2007	1,059	1,112
FPL Group Capital, Inc. 4.09%, due 02/16/2007	2,000	1,987
PSEG Funding Trust 5.38%, due 11/16/2007	4,250	4,283
TXU Electric Delivery Co. 5.00%, due 09/01/2007	1,000	1,004
Food & Kindred Products (1.3%)
ConAgra Foods, Inc. 9.75%, due 03/01/2021	1,375	1,887
Food Stores (2.4%)
Safeway, Inc. 6.50%, due 03/01/2011	1,860	1,940
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	1,500	1,481
Gas Production & Distribution (0.5%)
Northwest Pipeline 9.00%, due 08/01/2022	631	651
Holding & Other Investment Offices (3.4%)
EOP Operating, LP 8.38%, due 03/15/2006	3,000	3,052
Raytheon Co. 3.50%, due 05/15/2006	3,700	1,874

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Hotels & Other Lodging Places (2.9%)
Host Marriott, LP 7.13%, due 11/01/2013	$2,000	$2,042
Intrawest Corp. 7.50%, due 10/15/2013	500	512
Park Place Entertainment Corp. 7.00%, due 04/15/2013	1,500	1,627
Industrial Machinery & Equipment (1.9%)
Caterpillar Inc. 5.30%, due 09/15/2035	1,382	1,357
Cummins Engine Co., Inc. 5.65%, due 03/01/2098	2,000	1,445
Metal Mining (1.4%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	2,000	2,085
Mortgage Bankers & Brokers (1.7%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006	2,500	2,520
Motion Pictures (3.8%)
Time Warner, Inc. 9.13%, due 01/15/2013	4,500	5,495
Oil & Gas Extraction (6.3%)
Chesapeake Energy Corp. 6.88%, due 01/15/2016	2,500	2,562
Comstock Resources, Inc. 6.88%, due 03/01/2012	2,000	2,015
El Paso CGP Co. 7.63%, due 09/01/2008	1,000	1,016
Husky Oil, Ltd. 8.90%, due 08/15/2028(c)	1,370	1,485
Nexen, Inc. 5.88%, due 03/10/2035	1,460	1,431
Occidental Petroleum Corp. 10.13%, due 09/15/2009	500	601

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Paper & Allied Products (0.8%)
Georgia-Pacific Corp. 7.70%, due 06/15/2015	$1,000	$1,104
Petroleum Refining (2.7%)
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	1,000	996
USX Corp./Consolidated 6.85%, due 03/01/2008	1,000	1,048
Valero Energy Corp. 7.50%, due 04/15/2032	1,500	1,811
Radio & Television Broadcasting (0.9%)
Chancellor Media Corp. 8.00%, due 11/01/2008	1,250	1,346
Railroads (0.7%)
Burlington Northern Santa Fe 9.25%, due 10/01/2006	1,000	1,044
Security & Commodity Brokers (1.1%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,500	1,549
Telecommunications (1.7%)
Sprint Capital Corp. 7.13%, due 01/30/2006	2,500	2,521
Transportation & Public Utilities (2.4%)
Magellan Midstream Partners, LP 6.45%, due 06/01/2014	3,300	3,495
Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	2,000	2,245

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Wholesale Trade Nondurable Goods (2.2%)
Domino's, Inc. 8.25%, due 07/01/2011	$1,094	$1,149
Unilever Capital Corp. 6.88%, due 11/01/2005	2,000	2,004
Total Corporate Debt Securities (cost: $116,115)		118,315
	Shares	Value
PREFERRED STOCKS (3.4%)
Telecommunications (3.4%)
Centaur Funding Corp. - 144A‡	3,750	$4,891
Total Preferred Stocks (cost: $3,787)		4,891

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (7.3%)
Debt (7.3%)
Repurchase Agreements (7.3%)††
Credit Suisse First Boston Corp. 3.98% dated 09/30/2005 to be repurchased at $2,207 on 10/03/2005	$2,206	$2,206
Goldman Sachs Group, Inc. (The) 3.98% dated 09/30/2005 to be repurchased at $2,001 on 10/03/2005	2,000	2,000
Lehman Brothers, Inc. 3.98% dated 09/30/2005 to be repurchased at $2,001 on 10/03/2005	2,000	2,000
Merrill Lynch & Co. 3.98% dated 09/30/2005 to be repurchased at $2,001 on 10/03/2005	2,000	2,000
Morgan Stanley Dean Witter & Co. 4.04% dated 09/30/2005 to be repurchased at $2,341 on 10/03/2005	2,340	2,340
Total Security Lending Collateral (cost: $10,546)		10,546
Total Investment Securities (cost: $146,160)		$149,295
SUMMARY:
Investments, at value	103.4%	$149,295
Liabilities in excess of other assets	(3.4)%	(4,912)
Net assets	100.0%	$144,383

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At September 30, 2005, all or a portion of this security is on loan (see Note 1). The value at September 30, 2005, of all securities on loan is $10,291.

(a)  Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 155BP, if not called.

(b)  HSBC Capital Funding LP - 144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 498BP, if not called.

(c)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.

‡  No dividends were paid during the preceding twelve months.

††  Cash collateral for the Repurchase Agreements, valued at $10,757, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-9.86% and 12/31/2005-08/19/2065, respectively.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $8,719 or 6.0% of the net assets of the Fund.

LIBOR  London Interbank Offer Rate

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

GRAPHICAL PRESENTATION OF PORTFOLIO HOLDINGS
(unaudited)

Bond Credit Quality (Moody Ratings)

CREDIT RATING DESCRIPTION

  Aaa  Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

  Aa3  High grade obligations. Strong capacity to pay interest and repay principal.

  A1  Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

  A2  Upper medium grade obligations. Strong ability for repayments of senior short-term debt obligations.

  A3  Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.

  B1  Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B2  More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B3  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Ba1  Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba2  Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba3  More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Baa1  Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa2  Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa3  Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Caa1  Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at April 1, 2005 and held for the entire period until September 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Transamerica Income Shares, Inc.	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period(a) (April 1, 2005 to September 30, 2005)
Actual	$1,000.00	$1,060.50	0.77%	$3.98
Hypothetical(b)	1,000.00	1,021.21	0.77	3.90

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (183 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $146,160) (including securities loaned of $10,291)	$149,295
Cash	7,767
Receivables:
Investment securities sold	5,179
Interest	1,778
164,019
Liabilities:
Investment securities purchased	8,197
Accounts payable and accrued liabilities:
Management and advisory fees	60
Transfer agent fees	8
Administration fees	2
Income dividends declared	821
Payable for collateral for securities on loan	10,546
Other	2
19,636
Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$144,383
Net Assets Value Per Share	$22.85
Net Assets Consist Of:
Paid in capital	$142,200
Accumulated net investment income (loss)	(1,925)
Undistributed net realized gain (loss) from investment securities	973
Net unrealized appreciation (depreciation) on investment securities	3,135
Net Assets	$144,383

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENT OF OPERATIONS

For the period ended September 30, 2005

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4,400
Dividends	170
Income from loaned securities - net	12
$4,582
Expenses:
Management and advisory fees	367
Transfer agent fees	27
Printing and shareholder reports	21
Custody fees	11
Administration fees	15
Legal fees	28
Audit fees	19
Trustees fees	40
Other	41
Total expenses	569
Net Investment Income	4,013
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	360
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,441)
Net Gain (Loss) on Investment Securities:	(1,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,932

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	September 30, 2005 (unaudited)	March 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income	$4,013	$8,561
Net realized gain from investment securities	360	1,506
Net unrealized appreciation (depreciation) on investment securities	(1,441)	(7,646)
	2,932	2,421
Distributions To Shareholders:
From net investment income	(4,929)	(9,857)
Net increase (decrease) in net assets	(1,997)	(7,436)
Net Assets:
Beginning of period	146,380	153,816
End of period	$144,383	$146,380

Accumulated Net Investment Income (Loss)	$(1,925)	$(1,009)

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For period ended September 30,		Year Ended March 31,
	2005		2005	2004	2003	2002	2001
	(unaudited)
Net Asset Value
Beginning of period	$23.17		$24.34	$22.97	$23.18	$24.18	$23.54
Investment Operations
Net investment income	0.64		1.35	1.42	1.62	1.73	1.88
Net realized and unrealized gain (loss)	(0.18)		(0.96)	1.61	0.06	(0.39)	0.65
Total from investment operations	0.46		0.39	3.03	1.68	1.34	2.53
Distributions to Shareholders
From net investment income	(0.78)		(1.56)	(1.66)	(1.80)	(1.80)	(1.89)
From net realized gains	-		-	-	(0.09)	(0.54)	-
Total distributions	(0.78)		(1.56)	(1.66)	(1.89)	(2.34)	(1.89)
Net Asset Value
End of period	$22.85		$23.17	$24.34	$22.97	$23.18	$24.18

Market Value per Share
End of period	$22.26		$21.74	$24.62	$24.12	$25.70	$24.90

Total Return(a)	6.05	%(c)	(5.43)%	9.40%	1.27%	12.86%	25.03%
Ratios and Supplemental Data:
Expenses to average net assets	0.77	%(b)	0.72%	0.69%	0.73%	0.65%	0.64%
Net investment income	5.46	%(b)	5.73%	5.97%	7.25%	7.19%	8.04%
Portfolio turnover	37	%(c)	59%	90%	76%	54%	122%
Net assets, end of period (in thousands)	$144,383		$146,380	$153,816	$145,149	$146,487	$152,766

The number of shares outstanding at the end of each period was 6,318,771.

(a)   Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

(b)   Annualized.

(c)   Not annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2005

(all amounts in thousands)

(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations: Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2005

(all amounts in thousands)

(unaudited)

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Directors.

Repurchase Agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, Investors Bank & Trust Company ("IBT"), receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities Lending: The Fund may lend securities to qualified borrowers (typically broker/dealers). The loans are collateralized at all times with cash or short term money market instruments with a market value at least equal to the market value of the securities on loan. Although securities loaned will be fully collateralized at all times, the Fund may experience delays in, or may be prevented from, recovering the collateral should the borrower fail financially.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2005

(all amounts in thousands)

(unaudited)

The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $5 of program income for its services.

Securities Transactions and Investment Income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions:  Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 25 for opportunity to reinvest distributions in shares of the Fund's common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS

Effective January 1, 2005, AEGON/Transamerica Fund Advisors, Inc. was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. and AEGON/Transamerica Investor Services, Inc. merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI is the Fund's investment adviser. TFS is the Fund's administrator. Mellon Investor Services ("Mellon") is the Fund's transfer agent. TFAI and TFS are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TFAI and TFS. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2005

(all amounts in thousands)

(unaudited)

Transamerica Investment Management, LLC ("TIM") is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.50% of ANA

TFAI currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

1.50% of the first $30 million of ANA

1.00% of ANA over $30 million

There were no fees waived during the six months ended September 30, 2005. As of September 30, 2005, Wilmington Trust Company, Wilmington, Delaware, owned beneficially 5% or more of the outstanding shares of the Fund.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets.

NOTE 3.  SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended September 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$34,878
U.S. Government	16,754
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	50,300
U.S. Government	5,877

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2005

(all amounts in thousands)

(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of September 30, 2005, are as follows:

Federal tax cost basis	$147,195
Unrealized appreciation	4,374
Unrealized (depreciation)	(2,274)
Net unrealized appreciation (depreciation)	$2,100

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2005

(all amounts in thousands)

(unaudited)

the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 (not in thousands) shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the "Plan"). Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee (not in thousands) of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services
Shareholder Investment Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ  07310
(800) 454-9575

Transamerica Income Shares Inc.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of Transamerica Income Shares, Inc. (the "Fund") solicited a vote by the shareholders for the following items.

At a special meeting of shareholders held on July 7, 2005, the results of Proposals 1 and 2 were as follows:

Proposal 1:  To elect nine Directors to the Board of Directors

	For	Withheld
Peter R. Brown	5,123,969.487	175,698.055
Daniel Calabria	5,139,997.487	159,670.055
Janice B. Case	5,138,195.685	161,471.857
Charles C. Harris	5,120,708.487	178,959.055
Leo J. Hill	5,140,488.685	159,178.857
Russell A. Kimball, Jr.	5,130,768.685	168,898.857
Thomas P. O'Neill	5,137,961.829	161,705.713
William W. Short, Jr.	5,137,806.487	161,861.055
John W. Waechter	5,145,716.437	153,951.105

Proposal 2:  To approve the elimination of the Fund's fundamental investment restriction against investing in restricted securities

For	Against	Abstentions/Broker Non-Votes:
3,615,527.906	376,849.663	1,307,289.973

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund's proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (SEC) website (www.sec.gov).

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser

Transamerica Fund Advisors, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC
1150 S. Olive Street, 27th Floor
Los Angeles, CA 90015

Transfer Agent

Mellon Investor Services LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
1-800-454-9575

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700

Listed

New York Stock Exchange
Symbol: TAI
NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors:  currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

Item 11: Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2005 registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
	Date:	December 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
	Date:	December 1, 2005

By:	/s/ Glenn E. Brightman
Glenn E. Brightman’
Principal Financial Officer
	Date:	December 1, 2005

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)	a.	Section 302 N-CSR Certification of Principal Executive Officer
	b.	Section 302 N-CSR Certification of Principal Financial Officer
12(b)		Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer